SHAREHOLDERS EQUITY (Details Narrative) $ in Thousands		3 Months Ended	12 Months Ended
	Jan. 07, 2026 USD ($)	Mar. 31, 2026 USD ($) shares	Dec. 31, 2025 shares
IfrsStatementLineItems [Line Items]
Number of options exercised		4,000	225,332
Proceeds from issue of ordinary shares | $	$ 20,000
Number of repurchase of shares		542,845
Repurchase of shares value | $		$ 3,479
Restricted share units [member]
IfrsStatementLineItems [Line Items]
Number of common shares issued		400,000
Number of RSUs exercised		400,000	219,667
Share options [member]
IfrsStatementLineItems [Line Items]
Number of common shares issued		4,000
Number of options exercised		4,000
Proceeds from issue of ordinary shares | $		$ 12
Warrants [member]
IfrsStatementLineItems [Line Items]
Number of common shares issued		252,967
Number of warrants exercised		252,967
Proceeds from exercise of warrants | $		$ 946